Staff costs and Directors' emoluments	12 Months Ended
Dec. 31, 2018
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Staff costs and Directors' emoluments

4. Staff costs and Directors’ emoluments

	2018 $m	2017 $m	2016 $m
Staff[a]
Costs
Wages and salaries	1,956	1,868	1,738
Social security costs	127	106	106
Pension and other post-retirement benefits:
Defined benefit plans (note 25)	19	5	5
Defined contribution plans	63	61	58

	2,165	2,040	1,907

Analysed as:
Costs borne by IHG[a]	708	645	594
Costs borne by the System Fund[b]	347	339	311
Costs reimbursed	1,110	1,056	1,002

	2,165	2,040	1,907

	2018	2017	2016
Average number of employees, including part-time employees
Employees whose costs are borne by IHG:
Americas	2,225	2,149	2,121
EMEAA	3,255	2,267	2,380
Greater China	324	294	299
Central	1,794	1,948	1,787

	7,598	6,658	6,587

Employees whose costs are borne by the System Fund	5,214	5,555	5,434
Employees whose costs are reimbursed	22,518	22,577	22,002

	35,330	34,790	34,023

[a]	Includes $36m (2017: $13m, 2016: $1m) classified as exceptional relating to the comprehensive efficiency programme.
[b]	Includes $21m (2017: $9m, 2016: $nil) relating to the comprehensive efficiency programme.

	2018 $m	2017 $m	2016 $m
Directors’ emoluments
Base salaries, fees, performance payments and benefits	7.1	4.9	6.1

LOGO	More detailed information on the emoluments, pensions, share awards and shareholdings for each Director is shown in the Directors’ Remuneration Report on pages 72 to 85.